POLEN GROWTH & INCOME FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 59.7%
Biotechnology — 2.9%
CSL Ltd.	350	$ 68,732
Novo Nordisk AS, Class B	801	91,558
		160,290
Credit Services — 5.6%
Mastercard, Inc., Class A	345	154,984
Visa, Inc., Class A	560	153,026
		308,010
Diagnostics & Research — 4.3%
ICON PLC*	555	144,783
Thermo Fisher Scientific, Inc.	170	91,626
		236,409
Financial Data & Stock Exchanges — 1.3%
MSCI, Inc.	123	73,630
Household & Personal Products — 1.9%
L'Oreal SA	225	107,675
Information Technology Services — 2.9%
Accenture PLC, Class A	340	123,719
Globant SA*	160	37,730
		161,449
Insurance Brokers — 2.3%
Aon PLC, Class A	430	128,325
Internet Content & Information — 4.4%
Alphabet, Inc., Class C*	1,700	241,060
Internet Retail — 5.7%
Amazon.com, Inc.*	2,052	318,470
Luxury Goods — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	115	95,687
Medical Devices — 5.1%
Abbott Laboratories	1,460	165,199
Siemens Healthineers AG(a)	2,150	119,650
		284,849
Software Application — 11.4%
Autodesk, Inc.*	290	73,605
Sage Group PLC (The)	4,825	71,834
SAP SE	1,170	202,699
ServiceNow, Inc.*	135	103,329
Workday, Inc., Class A*	620	180,463
		631,930
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Infrastructure — 8.2%
Adobe, Inc.*	300	$ 185,334
Microsoft Corp.	670	266,379
		451,713
Staffing & Employment Services — 2.0%
Automatic Data Processing, Inc.	440	108,143
TOTAL COMMON STOCKS (Cost $2,849,163)		3,307,640
	Par Value
CORPORATE BONDS† — 21.6%
Consumer Discretionary Products — 1.8%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$12,000	11,853
Clarios Global LP, 8.50%, 5/15/27(a)	4,000	4,023
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	61,000	55,791
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	32,000	27,639
		99,306
Consumer Discretionary Services — 0.8%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	36,000	33,202
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	14,000	13,170
		46,372
Consumer Staple Products — 0.7%
Simmons Foods, Inc., 4.625%, 3/1/29(a)	44,000	37,870
Financial Services — 1.1%
NFP Corp., 6.875%, 8/15/28(a)	64,000	64,213
Health Care — 3.7%
Fortrea Holdings, Inc., 7.50%, 7/1/30(a)	16,000	16,340
Option Care Health, Inc., 4.375%, 10/31/29(a)	46,000	42,253
Surgery Center Holdings, Inc., 6.75%, 7/1/25(a)	40,000	40,097
Surgery Center Holdings, Inc., 10.00%, 4/15/27(a)	30,000	30,217

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Tenet Healthcare Corp., 5.125%, 11/1/27	$13,000	$ 12,703
Tenet Healthcare Corp., 6.125%, 10/1/28	64,000	63,734
		205,344
Industrial Products — 3.3%
Chart Industries, Inc., 7.50%, 1/1/30(a)	35,000	36,065
Chart Industries, Inc., 9.50%, 1/1/31(a)	19,000	20,400
Madison IAQ, LLC, 5.875%, 6/30/29(a)	43,000	38,315
SPX Flow, Inc., 8.75%, 4/1/30(a)	27,000	26,613
TransDigm, Inc., 6.25%, 3/15/26(a)	61,000	60,965
		182,358
Insurance — 1.1%
AssuredPartners, Inc., 7.00%, 8/15/25(a)	30,000	30,012
GTCR AP Finance, Inc., 8.00%, 5/15/27(a)	30,000	30,043
		60,055
Materials — 4.6%
ATI, Inc., 5.875%, 12/1/27	32,000	31,400
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	75,000	68,709
Big River Steel, LLC, 6.625%, 1/31/29(a)	30,000	30,346
Century Aluminum Co., 7.50%, 4/1/28(a)	10,000	9,678
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	20,000	20,229
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	16,000	15,083
LABL, Inc., 6.75%, 7/15/26(a)	31,000	30,187
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	32,000	31,005
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	20,000	18,148
		254,785
Media — 0.3%
Arches Buyer, Inc., 6.125%, 12/1/28(a)	12,000	10,331
CCO Holdings, LLC, 4.50%, 5/1/32	4,000	3,344
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
CCO Holdings, LLC , 4.50%, 6/1/33(a)	$ 4,000	$ 3,279
CCO Holdings, LLC , 4.25%, 1/15/34(a)	2,000	1,594
		18,548
Oil & Gas — 0.8%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	21,000	21,227
Teine Energy Ltd., 6.875%, 4/15/29(a)	22,000	20,951
		42,178
Retail & Wholesale - Discretionary — 0.9%
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	21,000	20,664
SRS Distribution, Inc., 6.00%, 12/1/29(a)	33,000	30,885
		51,549
Retail & Wholesale - Staples — 0.9%
US Foods, Inc., 4.625%, 6/1/30(a)	53,000	49,393
Software & Technology Services — 1.6%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	29,000	27,056
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	39,000	38,690
Twilio, Inc., 3.875%, 3/15/31	25,000	22,069
		87,815
TOTAL CORPORATE BONDS (Cost $1,146,058)		1,199,786
SENIOR LOANS†(b) — 14.6%
Consumer Discretionary Products — 0.4%
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 10.447% (SOFR +500 bps), 1/31/28	20,000	20,000
Consumer Staple Products — 0.9%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 9.36% (SOFR +401 bps), 12/22/26	39,897	39,960
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.36% (SOFR +701 bps), 7/23/29	8,000	7,804
		47,764

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Financial Services — 0.3%
Nexus Buyer, LLC, Amendment No. 5 Term Loans, 9.833% (SOFR +450 bps), 12/11/28	$ 9,000	$ 8,854
Nexus Buyer, LLC, Second Lien Term Loan, 11.683% (SOFR +635 bps), 11/5/29	7,000	6,917
		15,771
Health Care — 2.5%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 9.238% (SOFR +385 bps), 7/17/28	21,944	20,632
CVET Midco 2 LP, Initial Term Loan, 10/13/29(c)	24,937	24,946
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 11/30/27(c)	44,885	44,800
Sharp Services, LLC, First Lien Initial Term Loan, 9.448% (SOFR +410 bps), 12/29/28	19,949	19,974
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 10.074% (SOFR +450 bps), 4/17/28	31,918	30,868
		141,220
Industrial Products — 1.3%
Engineered Machinery Holdings, Inc., Second Lien Amendment No 3 Incremental Term Loan, 11.61% (SOFR +626 bps), 5/21/29	34,000	33,490
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.11% (SOFR +676 bps), 5/21/29	10,000	9,600
Titan Acquisition Ltd., Initial Term Loan, 8.447% (SOFR +300 bps), 3/28/25	29,921	29,917
		73,007
Industrial Services — 1.0%
CHG Healthcare Services, Inc., 2023 Incremental Term Loans, 9.083% (SOFR +375 bps), 9/29/28	10,000	9,999
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
Infinite Bidco, LLC, First Lien Term Loan, 9.324% (SOFR +375 bps), 3/2/28	$19,950	$ 19,376
LaserShip, Inc., First Lien Initial Term Loan, 10.396% (SOFR +493 bps), 5/7/28	25,934	23,711
		53,086
Insurance — 0.4%
Asurion, LLC, New B-4 Term Loan, 10.697% (SOFR +536 bps), 1/20/29	21,000	19,968
Materials — 2.1%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.433% (SOFR +410 bps), 11/24/27	19,949	19,760
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 9.183% (SOFR +375 bps), 10/2/28	20,947	20,937
Oscar AcquisitionCo., LLC, Term B Loan, 9.948% (SOFR +460 bps), 4/29/29	12,967	12,888
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 3/16/27(c)	20,922	20,897
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.848% (SOFR +450 bps), 9/15/28	39,900	39,908
		114,390
Media — 3.0%
Arches Buyer, Inc., Refinancing Term Loan, 12/6/27(c)	16,000	15,650
Auction.com, LLC, Term Loan, 11.333% (SOFR +600 bps), 5/26/28	40,891	39,460
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.074% (SOFR +350 bps), 8/21/26	61,000	60,395
MH Sub I, LLC, 2023 May New Term Loans, 9.583% (SOFR +425 bps), 5/3/28	9,975	9,786
MH Sub I, LLC, Second Lien Term Loan, 11.583% (SOFR + 625 bps), 2/23/29	44,000	42,341
		167,632

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — 0.4%
Medical Solutions Holdings, Inc., Initial Term Loan, 8.683% (SOFR +335 bps), 11/1/28	$25,934	$ 23,487
Software & Technology Services — 1.6%
AthenaHealth Group, Inc., Initial Term Loan, 8.583% (SOFR +325 bps), 2/15/29	13,399	13,240
Cloudera, Inc., Term Loan, 9.183% (SOFR +385 bps), 10/8/28	19,898	19,650
Skopima Consilio, First Lien Initial Term Loan, 9.447% (SOFR +400 bps), 5/12/28	19,949	19,885
UKG, Inc., First Lien 2021-2 Incremental Term Loan, 8.68% (SOFR +335 bps), 5/4/26	34,911	34,965
		87,740
Technology Hardware & Semiconductors — 0.3%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.399% (SOFR +560 bps), 2/1/30	18,000	17,932
Telecommunications — 0.4%
CCI Buyer, Inc., First Lien Initial Term Loan, 9.348% (SOFR +400 bps), 12/17/27	24,936	24,907
TOTAL SENIOR LOANS (Cost $797,791)		806,904

TOTAL INVESTMENTS - 95.9% (Cost $4,793,012)		5,314,330
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		228,291
NET ASSETS - 100.0%		$5,542,621

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $1,186,186 or 21.40% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(c)	This term Loan will settle after January 31, 2024, at which time the interest rate will be determined.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments
January 31, 2024
(Unaudited)
A. Portfolio Valuation:
The Polen Growth & Income Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification Structure ("MGECS") or Global Industry Classification Standard ("GICS"), as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans ("Senior Loans"), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 01/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Biotechnology	$160,290	$68,732	$91,558	$—
Credit Services	308,010	308,010	—	—
Diagnostics & Research	236,409	236,409	—	—
Financial Data & Stock Exchanges	73,630	73,630	—	—
Household & Personal Products	107,675	—	107,675	—
Information Technology Services	161,449	161,449	—	—
Insurance Brokers	128,325	128,325	—	—
Internet Content & Information	241,060	241,060	—	—
Internet Retail	318,470	318,470	—	—
Luxury Goods	95,687	—	95,687	—
Medical Devices	284,849	284,849	—	—
Software Application	631,930	560,096	71,834	—
Software Infrastructure	451,713	451,713	—	—
Staffing & Employment Services	108,143	108,143	—	—
Corporate Bonds*	1,199,786	—	1,199,786	—
Senior Loans*	806,904	—	806,904	—
Total Assets	$5,314,330	$2,940,886	$2,373,444	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
From October 2, 2023, commencement of operations, to January 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.